Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of Company's Charter Revenues	Charterer 2025 2024 2023 Cargill International SA 14% * 13% Nippon Yusen Kaisha 15% 11% * *Less than 10%
Schedule of Other Fair Value Measurements
December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in a related party 4,415 4,235 - 180
Total
recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 - 165
Total
recurring fair value measurements
$ 1,967 $ 1,802 $ 165
December 31,
2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 118,194 118,194 - -
Investments in related party $ 338 $ 158 $ - $ 180
Total
recurring fair value measurements
$ 118,532 $ 118,352 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,330 $ 1,330 $ -
Interest rate swap, liability 361 - 361
Total
recurring fair value measurements
$ 1,691 $ 1,330 $ 361